Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of analysis of single amount of discontinued operations [line items]
Net operating cash flows	$ 474	$ 900	$ 928
Net investing cash flows	(443)	(861)	(437)
Net financing cash flows	(13)	(40)	(28)
Net increase/(decrease) in cash and cash equivalents from Discontinued operations	18	(1)	463
Less Cash and cash equivalents	(15,613)	(15,871)	(14,153)
Proceeds from divestment of Onshore US, net of its cash	4		187
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net operating cash flows	474	900	928
Net investing cash flows	(443)	(861)	(437)
Net financing cash flows	(13)	(40)	(28)
Net increase/(decrease) in cash and cash equivalents from Discontinued operations	18	(1)	463
Net proceeds received from the sale of Onshore US	10,531
Less Cash and cash equivalents	(104)
Proceeds from divestment of Onshore US, net of its cash	10,427
Total cash impact	$ 10,445	$ (1)	$ 463